Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Loss for the year	$ (617,492)	$ (4,633,494)
Items not affecting cash
Amortization of property and equipment	123,234	37,290
Unrealized foreign exchange loss (gain)	4,474	(1,798)
Interest accretion	(307,875)	(144,343)
Finance income	(6,144)	0
Interest and other expense	770,403	589,277
Gain on dilution of investment in Merit Functional Foods Corporation	(6,384,942)	0
Change in fair value of derivative liability	0	(5,384)
Share of loss in Merit Functional Foods Corporation	2,421,459	939,806
Loss on disposal of equipment	0	949
Warrant adjustment	0	85,420
Stock-based compensation expense	1,646,615	514,983
Cash flows from (used in) operations	(2,350,268)	(2,617,294)
Changes in non-cash working capital items
Amounts receivable	(6,467)	(205,643)
Inventory	(331)	(132,142)
Prepaid expenses	137,279	18,719
Accounts payable and accrued liabilities	190,487	39,806
Deferred revenue	(275,578)	275,578
Cash used in operating activities	(2,304,878)	(2,620,976)
Interest received	(155,973)	(79,812)
Interest paid	(572,097)	(672,195)
Cash flows from (used in) operating activities	(3,032,948)	(3,372,983)
CASH FLOWS FROM INVESTING ACTIVITIES
Interest received	155,973	79,812
Investment in Merit Functional Foods Corporation	0	(13,000,000)
Development costs deferred	(1,978,217)	(1,467,076)
Acquisition of property and equipment	(894,529)	(101,187)
Cash flows from (used in) investing activities	(2,716,773)	(14,488,451)
CASH FLOWS FROM FINANCING ACTIVITIES
Issue of capital stock	5,025,608	25,752,074
Issue of warrants	0	1,780,752
Issue of convertible debentures	0	9,500,000
Issue costs	(239,589)	(1,381,417)
Lease liability	(90,153)	0
Short-term loan	0	250,000
Repayment of convertible note	0	(2,000,000)
Repayment of short-term loan	0	(1,500,000)
Cash flows from (used in) financing activities	4,695,866	32,401,409
FOREIGN EXCHANGE (LOSS) GAIN ON CASH AND CASH EQUIVALENTS	(4,474)	1,798
(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(1,058,329)	14,541,773
CASH AND CASH EQUIVALENTS – BEGINNING OF YEAR	15,030,988	489,215
CASH AND CASH EQUIVALENTS – END OF YEAR	$ 13,972,659	$ 15,030,988